Share-Based Payments - Summary of Bank's Employee Stock Option Plan Outstanding and Exercisable by Range of Exercise Price (Parenthetical) (Detail) - Employee stock options [member]	Oct. 31, 2024 $ / shares
Ranges of exercise prices for outstanding share options one [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, exercise price	$ 55.63
Ranges of exercise prices for outstanding share options one [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, exercise price	68.32
Ranges of exercise prices for outstanding share options two [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, exercise price	68.33
Ranges of exercise prices for outstanding share options two [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, exercise price	74.34
Ranges of exercise prices for outstanding share options three [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, exercise price	74.35
Ranges of exercise prices for outstanding share options three [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, exercise price	$ 85.46